Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basic and diluted net loss per share

	For the year ended December 31, 2022
	Redeemable shares	Non-redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net income	$106,441	$38,748

Denominators:
Weighted-average shares outstanding	7,972,527	2,902,212
Basic and diluted net income per share	$0.01	$0.01

	For the period from March 8, 2021 (inception) through December 31, 2021
	Redeemable shares	Non-redeemable shares
Basic and diluted net income per share:
Numerators:
Allocation of net loss	$-	$(11,769)

Denominators:
Weighted-average shares outstanding	-	2,500,000
Basic and diluted net loss per share	$-	$(0.00)